FAIR VALUE (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Investments	$ 18,425	$ 1,775	$ 2,597
Mineral property investments	6,726	5,398	$ 4,417
Total	25,151	7,173
Silver Stream derivative liability	13,260	0
Option - PC Gold	4,410	0
Level 1
Disclosure of financial assets [line items]
Investments	12,653	1,775
Mineral property investments	0	0
Total	12,653	1,775
Silver Stream derivative liability	0	0
Option - PC Gold	0	0
Level 2
Disclosure of financial assets [line items]
Investments	5,772	0
Mineral property investments	0	0
Total	5,772	0
Silver Stream derivative liability	0	0
Option - PC Gold	0	0
Level 3
Disclosure of financial assets [line items]
Investments	0	0
Mineral property investments	6,726	5,398
Total	6,726	5,398
Silver Stream derivative liability	13,260	0
Option - PC Gold	$ 4,410	$ 0